UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.  Name and address of issuer:

Touchstone Strategic Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

1)    Touchstone Flexible Income Fund
2)    Touchstone Focused Fund
3)    Touchstone Growth Opportunities Fund
4)    Touchstone International Growth Fund
5)    Touchstone International Value Fund
6)    Touchstone Mid Cap Growth Fund
7)    Touchstone Sands Capital Emerging Markets Growth Fund
8)    Touchstone Small Cap Growth Fund
9)    Touchstone Sustainability and Impact Equity Fund

3.  Investment Company Act File Number:   811-03651

    Securities Act File Number:           2-80859

4(a). Last day of fiscal year for which this Form is filed: 3/31/2018

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

(i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):          $2,325,412,990
(ii) Aggregate price of securities redeemed
or repurchased during the fiscal year:         $1,927,020,033

(iii)  Aggregate price of securities redeemed
or repurchased during any prior fiscal year
ending no earlier than October 11, 1995 that
were not previously used to reduce
registration fees payable to the Commission:   $15,763,795,830

(iv) Total available redemption credits (add
Items 5(ii) and 5(iii):                               $17,690,815,863

(v)  Net sales - if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:        $0

(vi)    Redemption credits available for use
in future years - if Item 5(i) is less than
Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:                                         $(15,365,402,873)

(vii) Multiplier for determining registration
fee (See Instruction C.9):                              x0.0001245

(viii)Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter "0" if no fee is due):           = $0

6.    Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

7.   Interest due - if this Form is being filed more than
90 days after the end of the issuer's fiscal year (see
instruction D):                                          + $0

8.   Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line 7]:             = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[ ] Wire Transfer
[ ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)* /s/ Terrie A. Wiedenheft
                          Terrie A. Wiedenheft
                          Controller and Treasurer


Date   6/05/18


*Please print the name and title of the signing officer below the signature.